Stock Option Plan Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares [Roll Forward]
Outstanding at January 1, 2012	14,000
Granted	6,000	3,000
Exercised	(700)	(1,500)
Forfeitured/Expired	(7,500)
Outstanding at December 31, 2012	11,800	14,000
Exercisable at December 31, 2012	5,800
Weighted Average Exercise Price [Roll Forward]
Outstanding at January 1, 2012	$ 18.84
Granted	$ 19.60
Exercised	$ 17.15	$ 17.15
Forfeited/Expired	$ 18.78
Outstanding at December 31, 2012	$ 19.36	$ 18.84
Exercisable at December 31, 2012	$ 19.12
Weighted Average Remaining Contractual Term [Abstract]
Outstanding at December 31, 2012	4 years 7 months 24 days
Exercisable at December 31, 2012	2 years 4 months 17 days
Period End Aggregate Intrinsic Value [Abstract]
Outstanding at December 31, 2012	$ 0
Exercisable at December 31, 2012	$ 0